Consolidated Statements of Comprehensive (Loss) Income Statement (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 21, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Net (loss) income	$ (5.9)	$ (35.0)	$ 29.2	$ 114.2
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	0	0.4	(0.9)	(0.4)
Changes in derivative instruments:
Changes in fair value of interest rate swaps during period	(0.1)	0	(3.5)	(14.3)
Less reclassification adjustments for loss included in net (loss) income	0	0.1	7.9	12.0
Net changes in derivative instruments	(0.1)	0.1	4.4	(2.3)
Unrealized (losses) gains on investments:
Unrealized (losses) gains on investments during period	0.1	(0.2)	0.3	6.9
Less reclassification adjustment for amounts included in net (loss) income	0	0.1	(8.1)	0
Net change in unrealized (losses) gains on investments	0.1	(0.1)	(7.8)	6.9
Changes in postretirement benefit obligations recognized in other comprehensive income:
Amortization of prior service credits included in net income	0	0	(0.3)	0
Prior service credits	0	0	0	5.3
Unrecognized actuarial (loss) gain	(0.1)	(0.6)	(0.8)	0.3
Net change in postretirement benefit obligation recognized in other comprehensive income	(0.1)	(0.6)	(1.1)	5.6
Total other comprehensive (loss) income, net of tax	(0.1)	(0.2)	(5.4)	9.8
Comprehensive (loss) income	(6.0)	(35.2)	23.8	124.0
Changes in derivative instruments:
Changes in fair value of interest rate swaps during period	0	0	2.3	9.0
Less reclassification adjustments for loss included in net income	0	0	(5.0)	(7.7)
Unrealized (losses) gains on investments:
Unrealized (losses) gains on investments during period	0	0	(0.1)	(4.4)
Less reclassification adjustment for amounts included in net income	0	(0.1)	5.1	0
Changes in postretirement benefit obligations recognized in other comprehensive income:
Amortization of prior service credits included in net income	0	0	0.1	0
Prior service credits	0	0	0	(3.3)
Unrecognized actuarial gain (loss)	0.1	0.4	0.5	(0.3)
Total net tax benefit (expense) included in other comprehensive (loss) income	$ 0.1	$ 0.3	$ 2.9	$ (6.7)